GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Results from our annual impairment test in the fourth quarter of 2012 indicated that no impairment had occurred in 2012 related to goodwill. In conjunction with the preparation of our annual impairment test in the fourth quarter of 2012, we determined that the carrying value of our indefinite-lived intangible asset exceeded its fair value which resulted in a non-cash impairment charge of $7 million. This charge was included in the RBIS reportable segment. The fair value of these assets was primarily based on Level 3 inputs.

Goodwill

Changes in the net carrying amount of goodwill for 2012 and 2011, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Balance as of January 1, 2011
Goodwill, gross	$346.0	$1,243.2	$3.5	$168.1	$1,760.8
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	346.0	423.2	3.5	168.1	940.8

Acquisition adjustments	–	(.5)	–	–	(.5)
Foreign currency translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations (1)	–	–	–	(166.0)	(166.0)

Balance as of December 31, 2011	336.7	419.1	3.5	–	759.3
Foreign currency translation adjustments	1.6	3.5	–	–	5.1

Balance as of December 29, 2012
Goodwill, gross	338.3	1,242.6	3.5	–	1,584.4
Accumulated impairment losses	–	(820.0)	–	–	(820.0)

Goodwill	$338.3	$422.6	$3.5	$–	$764.4

(1) In connection with the planned divestiture of our OCP business, the goodwill balance was classified in the Consolidated Balance Sheets at year-end 2012 and 2011 as "Assets held for sale." See Note 2, "Discontinued Operations and Exit/Sale of Product Lines," for more information.

Indefinite-Lived Intangible Assets

The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trademarks, was $11.1 million and $18 million at December 29, 2012 and December 31, 2011, respectively.

Finite-Lived Intangible Assets

The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 29, 2012 and December 31, 2011, which continue to be amortized:

	2012			2011
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$234.7	$142.3	$92.4	$233.2	$117.2	$116.0
Patents and other acquired technology	49.0	34.0	15.0	49.0	29.7	19.3
Trade names and trademarks	25.7	21.9	3.8	25.4	21.5	3.9
Other intangibles	12.4	9.7	2.7	12.2	8.2	4.0

Total	$321.8	$207.9	$113.9	$319.8	$176.6	$143.2

        The finite-lived intangible assets related to our OCP business were classified in the Consolidated Balance Sheets at year-end 2012 and 2011 as "Assets held for sale." See Note 2, "Discontinued Operations and Exit/Sale of Product Lines," for more information.

        Amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions was $29.9 million for 2012, $30.3 million for 2011, and $29.8 million for 2010.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2013	$28.5
2014	24.7
2015	21.2
2016	19.6
2017	10.2

        As of December 29, 2012, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average Amortization Periods from the Date of Acquisition	Weighted-average Remaining Useful Life

Customer relationships	11	4
Patents and other acquired technology	13	4
Trade names and trademarks	12	6
Other intangibles	6	2